TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2013
TAXES ON INCOME [Abstract]
Reconciliation of Beginning and Ending Balances of Unrecognized Tax Positions
A reconciliation of the beginning and ending amount of unrecognized tax positions is as follows:

	December 31,
	2013	2012

Balance at beginning of year	$4,548	$5,792
Reductions for prior years' tax position	(234)	(237)
Additions for current year's tax position	438	482
Reduction of prior years' tax position due to lapse of statute of limitation	-	(1,489)

Balance at the end of year	$4,752	$4,548

Schedule of Deferred Income Taxes
Significant components of the Groups' deferred tax liabilities and assets are as follows:

		December 31,
		2013	2012
1.	Provided in respect of the following:

	Carryforward tax losses	$44,694	$60,107
	Temporary differences relating to property, equipment and intangibles	1,207	820
	Other	8,039	9,773

	Gross deferred tax assets	53,940	70,700

	Valuation allowance	(44,901)	(62,481)

	Net deferred tax assets	9,039	8,219

	Gross deferred tax liabilities
	Temporary differences relating to property, equipment and intangibles	(8,966)	(10,495)
	Other	(7)	(380)

		$(8,973)	$(10,875)

	Net deferred tax assets (liabilities)	$66	$(2,656)

	Domestic	$-	$-
	Foreign	66	(2,656)

		$66	$(2,656)

Schedule of Deferred Taxes Included in Consolidated Balance Sheets
		December 31,
		2013	2012
2.	Deferred taxes are included in the consolidated balance sheets, as follows:

	Current assets	$66	$62

	Non-current assets	-	-

	Current liabilities	-	(5)

	Non-current liabilities	-	(2,713)

		$66	$(2,656)

Reconciliation of Statutory Tax Rate to Effective Tax Rate
Reconciling items between the statutory tax rate of the Company and the effective tax rate:

	Year ended December 31,
	2013	2012	2011
Loss before taxes, as reported in the consolidated statements of operations	$(10,332)	$(22,815)	$(2,281)

Statutory tax rate	25%	25%	24%

Theoretical tax expenses (income) on the above amount at the Israeli statutory tax rate	$(2,583)	$(5,704)	$(547)
Currency differences	1,395	(713)	1,673
Tax adjustment in respect of different tax rates and "Approved Enterprise" status	3,041	(2,961)	(2,256)
Changes in valuation allowance	(17,580)	(4,567)	(12,847)
Taxes in respect of prior years	(68)	835	(513)
Stock compensation relating to options per ASC 718	364	331	292
Changes in valuation allowance related to Capital gains	(2,067)	(713)	(1,428)
Forfeiture of carry forward tax losses	16,542	2,551	8,281
Wavestream goodwill impairment	-	8,831	6,771

Nondeductible expenses and other differences	201	217	144

	$(755)	$(1,893)	$(430)

Schedule of Taxes on Income
Taxes on income included in the consolidated statements of operations:

	Year ended December 31,
	2013	2012	2011

Current year	$2,046	$928	$275
Prior years	(68)	835	(513)
Deferred income taxes	(2,733)	(3,656)	(192)

	$(755)	$(1,893)	$(430)

Domestic	$648	$1,471	$66
Foreign	(1,403)	(3,364)	(496)

	$(755)	$(1,893)	$(430)

Schedule of Income (Loss) Before Taxes on Income
Income (loss) before taxes on income from continuing operations:

	Year ended December 31,
	2013	2012	2011

Domestic	$(14,021)	$1,644	$4,294
Foreign	3,689	(24,459)	(6,575)

	$(10,332)	$(22,815)	$(2,281)